Income Taxes - Components of the Company's deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards		$ 391	$ 231
Pension liability		74	86
Interest expense deduction restriction		23	2
Operating lease liabilities		20	21
Accrued liabilities		7	12
Goodwill		1	1
Other		2
Valuation allowance		(116)	(119)	$ (88)	$ (89)
Deferred tax assets		402	234
Netted against deferred tax liabilities		(120)	(17)
Deferred tax assets as presented in the consolidated balance sheets	$ 300	282	217
Deferred tax liabilities:
Intangible assets		(214)	(86)
Operating lease ROU assets		(14)	(15)
Property and equipment		(4)	(10)
Goodwill		(2)	(2)
Other		(5)	(4)
Deferred tax liabilities		(239)	(117)
Netted against deferred tax assets		120	17
Deferred tax liabilities as presented in the consolidated balance sheets	$ (119)	$ (119)	$ (100)